UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			May 13, 2005

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:	   1,456,973


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

AMN Healthcare Services, Inc         COMM          001744101      67069    4,215,553     SH     SOLE         4,215,553
AutoImmune Inc.                      COMM          052776101       1043    1,042,800     SH     SOLE         1,042,800
Arqule Inc.                          COMM          04269E107      19589    4,176,706     SH     SOLE         4,176,706
Activision, Inc                      COMM          004930202      19491    1,316,944     SH     SOLE         1,316,944
The Bombay Company Inc.              COMM          097924104       9815    1,851,800     SH     SOLE         1,851,800
Berkshire Hathaway Inc. Class B      COMM          084670207      36057       12,625     SH     SOLE            12,625
Brooks Automation, Inc.              COMM          114340102      15180    1,000,000     SH     SOLE         1,000,000
Peabody Energy Corp                  COMM          704549104      59341    1,280,000     SH     SOLE         1,280,000
Cameco Corporation                   COMM          13321L108     206486    4,667,400     SH     SOLE         4,667,400
Cross Country Healthcare, Inc.       COMM          227483104      63376    3,781,384     SH     SOLE         3,781,384
3Com Corporation                     COMM          885535104        308       86,625     SH     SOLE            86,625
ConocoPhillips                       COMM          20825C104      32352      300,000     SH     SOLE           300,000
Echostar Communications              COMM          278762109      45934    1,570,392     SH     SOLE         1,570,392
Devon Energy Corporation             COMM          25179M103       9526      199,496     SH     SOLE           199,496
El Paso Corp                         COMM          28336L109     154956   14,646,100     SH     SOLE        14,646,100
M-Systems Flash Disk Pioneer         COMM          M7061C100      56203    2,550,043     SH     SOLE         2,550,043
Genesis Microchip Inc.               COMM          37184C103      55300    3,827,000     SH     SOLE         3,827,000
Hanover Compressor                   COMM          410768105      69054    5,721,100     SH     SOLE         5,721,100
World Fuel Services Co               COMM          981475106      40018    1,270,400     SH     SOLE         1,270,400
i2 Technologies, Inc.                COMM          465754208       1401      164,800     SH     SOLE           164,800
KFX, Inc.                            COMM          48245L107      91590    6,835,100     SH     SOLE         6,835,100
MIPS Technologies Inc.               COMM          604567107      11678    1,015,500     SH     SOLE         1,015,500
National Semiconductor Corp          COMM          637640103       2425      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108      11827    4,584,132     SH     SOLE         4,584,132
Pharmacyclics, Inc.                  COMM          716933106      10079    1,255,159     SH     SOLE         1,255,159
Palm, Inc                            COMM          69713P107        163        6,424     SH     SOLE             6,424
PalmSource, Inc                      COMM          697154102         18        1,991     SH     SOLE             1,991
Pain Therapeutics, Inc.              COMM          69562K100      19249    3,789,092     SH     SOLE         3,789,092
PYR Energy Corporation               COMM          693677106       5742    3,634,000     SH     SOLE         3,634,000
SeaChange International, Inc.        COMM          811699107      67813    5,236,499     SH     SOLE         5,236,499
San Juan Basin Royalty Tr            COMM          798241105      12513      347,200     SH     SOLE           347,200
Questar Corporation                  COMM          748356102       3111       52,500     SH     SOLE            52,500
Talisman Energy Inc                  COMM          87425E103      95156    2,786,400     SH     SOLE         2,786,400
VIVUS, Inc.                          COMM          928551100         31       10,300     SH     SOLE            10,300
Wind River Systems, Inc              COMM          973149107     116692    7,738,169     SH     SOLE         7,738,169
XM Satellite Radio Holdings-Class A  COMM          983759101      36091    1,141,027     SH     SOLE         1,141,027
Zymogenetics Inc.                    COMM          98985T109      10301      675,000     SH     SOLE           675,000

05/05 EDGAR FILING Form 13F